Related Parties (Details) - USD ($)						2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 13, 2023	Aug. 15, 2023	Jul. 14, 2023	Mar. 10, 2022	Aug. 17, 2021	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 29, 2024	Jun. 15, 2023	May 17, 2023	May 20, 2022	Mar. 15, 2022	Jul. 27, 2021
Related Parties [Line Items]
Aggregate to founder shares (in Shares)				3,162,500
Shares subject to forfeiture (in Shares)											75,000
Exceed per share (in Dollars per share)						$ 0.0001	$ 0.0001
Outstanding amount										$ 1,297,500	$ 125,341
Working capital amount									$ 905,000	905,000
Convertible notes from related parties outstanding										905,000	0
Advances from Target													$ 62,500
Additional advanced		$ 62,500	$ 62,500
Advance outstanding amount										187,500	0
Related parties expenses paid										332,500	2,841
Cash payment	$ 7,250,000
Expenses per month										10,000
Expenses related										125,000	95,000
General and administrative services outstanding										79,481	0
Business combination interest										1,500,000
Warrant per share (in Dollars per share)						$ 0.0001	$ 0.0001
Total capital contribution							$ 487,273	$ 812,855
Receivable balance						$ 302,500	302,500			$ 187,500
Additional trust funding requirement percentage										50.00%
Transaction costs						$ 302,500	302,500
Incurred expenses							100,093	60,908
Amount outstanding							88,979
Repaid due to related parties							$ 241,106
Shares issue (in Shares)						200,000	200,000
Fair value of assets acquired							$ 906,000
Private Placement Warrants [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)										5,405,000
Unsecured Promissory Note [Member]
Related Parties [Line Items]
Aggregate principal amount														$ 1,000,000			$ 300,000
Conversion price (in Dollars per share)														$ 1	$ 1
Nubia [Member]
Related Parties [Line Items]
Transaction costs										$ 302,500
Sponsor [Member]
Related Parties [Line Items]
Percentage of shares holding after IPO										20.00%
Related Party [Member]
Related Parties [Line Items]
Advances from Related Party											$ 332,500
Related Party [Member] | Private Placement Warrants [Member]
Related Parties [Line Items]
Warrant per share (in Dollars per share)										$ 1
Global Graphe Group [Member]
Related Parties [Line Items]
Amount outstanding							669,985
FMAcquisition LLC [Member]
Related Parties [Line Items]
Amount outstanding							87,873
Founder Shares [Member] | Sponsor [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)										$ 12
Merger Agreement [Member]
Related Parties [Line Items]
Deferred underwriting commission										$ 4,322,500
Related Party [Member]
Related Parties [Line Items]
Repaid due to related parties							241,106
Related Party [Member] | Global Graphe Group [Member]
Related Parties [Line Items]
Amount outstanding							$ 879,985
Tax Lien [Member]
Related Parties [Line Items]
Shares issue (in Shares)						200,000	200,000
Shared Services Agreement [Member]
Related Parties [Line Items]
Incurred expenses						$ 31,252
Amount outstanding							$ 31,252
Subsequent Event [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)												$ 1
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)					2,875,000
Aggregate purchase price					$ 25,000
Over-Allotment Option [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)																$ 10
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)										$ 1
Over-Allotment Option [Member] | Founder Shares [Member]
Related Parties [Line Items]
Shares subject to forfeiture (in Shares)										412,500